Shareholder Report, Average Annual Return (Details) 196914_Penn Capital Short Duration High Income Fund_Institutional Class_TSR Annual {Institutional Class}	12 Months Ended	60 Months Ended	109 Months Ended
	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Average Annual Return, Percent	5.41%	4.94%	4.00%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.89%	(0.29%)	1.61%
ICE BofA 1-3 Year BB US Cash Pay High Yield Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-3 Year BB US Cash Pay High Yield Total Return Index
Average Annual Return, Percent	5.03%	4.51%	4.57%